UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08709

Western Asset High Income Fund II Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET HIGH INCOME FUND II INC.

FORM N-Q

JULY 31, 2018

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 94.9%
CONSUMER DISCRETIONARY - 18.9%
Auto Components - 1.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	2,083,000	$1,921,567	(a)(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	2,130,000	2,215,200	(a)(b)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	2,940,000	3,003,902	(a)(b)

Total Auto Components				7,140,669

Diversified Consumer Services - 2.6%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	2,920,000	3,003,950	(a)(b)
Prime Security Services Borrower LLC/Prime Finance Inc.	9.250%	5/15/23	3,487,000	3,744,166	(a)(b)
Service Corp. International/US, Senior Notes	7.500%	4/1/27	2,090,000	2,338,188	(b)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	7,330,000	7,055,125	(a)(b)

Total Diversified Consumer Services				16,141,429

Hotels, Restaurants & Leisure - 2.1%
Bossier Casino Venture Holdco Inc., Senior Secured Bonds (14.000% PIK)	14.000%	2/9/23	2,741,273	2,741,273	(a)(c)(d)(e)
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,186,000	1,144,490	(a)(b)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	3,500,000	3,659,687	(b)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	2/15/23	1,330,000	1,336,264	(a)(b)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	2,145,000	2,155,725	(a)(b)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	1,933,000	2,102,138	(a)(b)

Total Hotels, Restaurants & Leisure				13,139,577

Household Durables - 0.9%
Lennar Corp., Senior Notes	4.500%	4/30/24	730,000	709,925
Lennar Corp., Senior Notes	4.750%	5/30/25	2,220,000	2,161,725	(b)
LGI Homes Inc., Senior Notes	6.875%	7/15/26	760,000	761,900	(a)
TopBuild Corp., Senior Notes	5.625%	5/1/26	2,210,000	2,171,325	(a)(b)

Total Household Durables				5,804,875

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 11.0%
Altice France SA, Senior Secured Bonds	6.250%	5/15/24	4,570,000	$4,558,575	(a)(b)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	12,450,000	12,356,625	(a)(b)
Altice Luxembourg SA, Senior Secured Notes	7.750%	5/15/22	10,920,000	10,906,350	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	335,017	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.875%	5/1/27	1,100,000	1,093,125	(a)(b)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	6,060,000	5,722,913	(a)(b)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	4,830,000	4,027,013	(b)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	14,859,000	13,038,772	(b)
Time Warner Cable LLC, Senior Secured Notes	8.750%	2/14/19	2,500,000	2,576,751	(b)
Time Warner Cable LLC, Senior Secured Notes	8.250%	4/1/19	1,336,000	1,380,864	(b)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	4,680,000	4,305,600	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	5,620,000	5,802,650	(a)(b)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	2,230,000	2,188,188	(a)
Virgin Media Finance PLC, Senior Secured Notes	5.500%	8/15/26	540,000	515,700	(a)

Total Media				68,808,143

Specialty Retail - 0.7%
Hertz Corp., Senior Notes	5.875%	10/15/20	2,520,000	2,503,872	(b)
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	2,020,000	2,030,100	(a)(f)

Total Specialty Retail				4,533,972

Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	3,110,000	3,040,025	(a)(b)

TOTAL CONSUMER DISCRETIONARY				118,608,690

CONSUMER STAPLES - 1.0%
Food Products - 0.2%
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	1,440,000	1,420,200	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.8%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	1,290,000	$1,331,925	(b)
Spectrum Brands Inc., Senior Notes	6.125%	12/15/24	1,630,000	1,662,600	(b)
Spectrum Brands, Inc., Senior Notes	5.750%	7/15/25	2,080,000	2,085,200	(b)

Total Household Products				5,079,725

TOTAL CONSUMER STAPLES				6,499,925

ENERGY - 19.2%
Energy Equipment & Services - 1.1%
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	2,990,000	3,094,650	(a)(b)
Pride International Inc., Senior Notes	7.875%	8/15/40	920,000	855,600	(b)
Transocean Guardian Ltd., Senior Secured Notes	5.875%	1/15/24	740,000	748,325	(a)
Transocean Inc., Senior Notes	9.000%	7/15/23	1,020,000	1,102,875	(a)(b)
Transocean, Inc., Senior Notes	6.800%	3/15/38	1,035,000	869,400	(b)

Total Energy Equipment & Services				6,670,850

Oil, Gas & Consumable Fuels - 18.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.375%	5/1/24	810,000	864,359	(b)
Berry Petroleum Co. Escrow	—	—	1,550,000	0	*(c)(d)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	2,260,000	2,300,228	(a)(b)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	190,000	191,900	(a)(b)
Cheniere Corpus Christi Holdings LLC, Senior Secured Notes	5.875%	3/31/25	1,620,000	1,711,125	(b)
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	4,340,000	4,546,150	(b)
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	940,000	940,000	(b)
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	700,000	679,000	(b)
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	450,000	462,375	(b)
Chesapeake Energy Corp., Senior Notes	8.000%	6/15/27	900,000	922,500	(b)
Continental Resources Inc., Senior Notes	3.800%	6/1/24	4,170,000	4,101,563	(b)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	3,220,000	3,194,922	(b)
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,500,000	2,508,125	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Gazprom OAO Via Gaz Capital SA, Senior Notes	6.510%	3/7/22	2,550,000	$2,714,271	(a)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	2,320,000	2,175,000	(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.500%	10/1/25	840,000	816,900	(b)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	1,170,000	1,102,725	(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	3,000,000	3,015,795	(a)(b)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	1,950,000	2,425,686	(b)
Lukoil International Finance BV, Senior Notes	4.563%	4/24/23	2,040,000	2,052,409	(a)(b)
Magnum Hunter Resources Corp.
Escrow	—	—	8,070,000	0	*(c)(d)(g)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	3,920,000	3,557,400	(a)(b)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	4,860,000	4,416,525	(a)(b)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	1,900,000	2,346,500	(a)(b)
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	3,238,000	3,302,760	(b)
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	1,540,000	1,576,575	(b)
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	1,070,000	1,076,688	(a)(b)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	800,000	772,800
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	1,810,000	1,886,020
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000	673,045	(a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	7,110,000	6,534,090
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	6,980,000	6,657,175
Petroleos de Venezuela SA	6.000%	5/16/24	1,120,000	249,200	*(h)(i)
Petroleos Mexicanos, Senior Notes	4.875%	1/24/22	2,540,000	2,564,409	(b)
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	1,370,000	1,392,263	(b)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	1,330,000	1,602,650	(a)(b)
Rockies Express Pipeline LLC, Senior Notes	6.875%	4/15/40	1,430,000	1,665,950	(a)(b)
Shelf Drilling Holdings Ltd., Senior Notes	8.250%	2/15/25	2,790,000	2,856,263	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	1,810,000		$1,805,475	(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	2,380,000		2,430,575	(a)(b)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	7,910,000		7,484,837	(a)(b)
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,500,000		1,490,625	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	7,030,000		6,641,241	(a)
Vesta Energy Corp.	8.125%	7/24/23	1,900,000	CAD	1,467,886
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	340,000		353,175	(b)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	2,830,000		2,773,400	(b)
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,320,000		1,333,200	(b)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	780,000		943,800	(b)
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	3,900,000		4,173,000	(b)
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,070,000		1,215,841	(b)
YPF SA, Senior Notes	8.500%	3/23/21	540,000		561,465	(a)(b)
YPF SA, Senior Notes	8.500%	7/28/25	1,550,000		1,555,813	(a)(b)

Total Oil, Gas & Consumable Fuels					114,085,679

TOTAL ENERGY					120,756,529

FINANCIALS - 14.3%
Banks - 9.1%
Bank of America Corp., Junior Subordinated Notes (6.500% to 10/23/24 then 3 mo. USD LIBOR + 4.174%)	6.500%	10/23/24	2,550,000		2,738,062	(b)(j)(k)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	3,710,000		4,273,505	(a)(b)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	2,950,000		3,198,906	(b)
Barclays PLC, Junior Subordinated Notes (8.250% to 12/15/18 then USD 5 year Swap Rate + 6.705%)	8.250%	12/15/18	800,000		816,129	(b)(j)(k)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	1,820,000		1,936,025	(a)(b)(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
CIT Group Inc., Senior Notes	5.375%	5/15/20	340,000		$351,050	(b)
CIT Group Inc., Senior Notes	5.000%	8/15/22	1,060,000		1,082,525	(b)
CIT Group Inc., Senior Notes	5.000%	8/1/23	3,901,000		3,974,144	(b)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	2,530,000		2,574,275	(b)(j)(k)
Credit Agricole SA, Junior Subordinated Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	3,180,000		3,354,900	(a)(b)(j)(k)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	2,510,000		2,762,062	(a)(b)(j)(k)
Intesa Sanpaolo SpA, Junior Subordinated Notes (7.000% to 1/19/21 then EUR 5 year Swap Rate + 6.884%)	7.000%	1/19/21	1,000,000	EUR	1,225,656	(i)(j)(k)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	6,440,000		5,952,314	(a)(b)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	880,000		818,307	(a)(b)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,390,000		2,475,634	(b)(j)(k)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	2,410,000		2,484,903	(b)(j)(k)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,560,000		1,548,985	(b)
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	650,000		715,919	(b)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	1,370,000		1,481,792	(b)(j)(k)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (7.648% to 9/30/31 then 3 mo. USD LIBOR + 2.500%)	7.648%	9/30/31	3,530,000		4,412,500	(b)(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	2,830,000		$2,884,420	(b)
Santander UK Group Holdings PLC, Junior Subordinated Bonds (7.375% to 6/24/22 then GBP 5 year Swap Rate + 5.543%)	7.375%	6/24/22	1,640,000	GBP	2,263,978	(b)(i)(j)(k)
Sberbank of Russia Via SB Capital SA, Subordinated Notes (5.500% to 2/26/19 then 5 year Treasury Constant Maturity Rate + 4.023%)	5.500%	2/26/24	3,820,000		3,839,100	(i)(k)

Total Banks					57,165,091

Capital Markets - 0.8%
Donnelley Financial Solutions Inc., Senior Notes	8.250%	10/15/24	2,080,000		2,173,600	(b)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	2,320,000		2,841,872	(b)

Total Capital Markets					5,015,472

Consumer Finance - 0.6%
FirstCash Inc., Senior Notes	5.375%	6/1/24	1,490,000		1,490,000	(a)(b)
Navient Corp., Senior Notes	6.750%	6/15/26	2,160,000		2,133,000

Total Consumer Finance					3,623,000

Diversified Financial Services - 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, Senior Notes	4.625%	10/30/20	890,000		907,233
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	1,390,000		1,414,950
ASP AMC Merger Sub Inc., Senior Notes	8.000%	5/15/25	3,910,000		3,225,750	(a)(b)
DAE Funding LLC, Senior Notes	5.000%	8/1/24	9,663,000		9,518,055	(a)(b)
Garfunkelux Holdco 3 SA, Senior Secured Notes	7.500%	8/1/22	1,000,000	EUR	1,155,172	(i)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	310,000		317,900	(b)
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	2,160,000		2,379,083	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	760,000		810,577	(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Financial Services - (continued)
Nationwide Building Society, Junior Subordinated Notes (6.875% to 6/20/19 then GBP 5 year Swap Rate + 4.880%)	6.875%	6/20/19	1,140,000	GBP	$1,544,733	(b)(i)(j)(k)
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	1,700,000		1,734,000	(a)(b)

Total Diversified Financial Services					23,007,453

Insurance - 0.2%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	1,100,000		1,370,963	(a)(b)

TOTAL FINANCIALS					90,181,979

HEALTH CARE - 8.2%
Health Care Providers & Services - 3.4%
Air Medical Group Holdings Inc., Senior Notes	6.375%	5/15/23	1,460,000		1,342,666	(a)(b)
BioScrip Inc., First Lien Notes (1 mo. USD LIBOR + 7.000%)	8.224%	6/30/22	4,552,000		4,756,840	(d)(k)(l)
Centene Corp., Senior Notes	5.625%	2/15/21	1,020,000		1,044,863	(b)
Centene Corp., Senior Notes	4.750%	5/15/22	1,290,000		1,310,962	(b)
Centene Corp., Senior Notes	6.125%	2/15/24	810,000		854,550	(b)
Centene Corp., Senior Notes	4.750%	1/15/25	4,780,000		4,785,975	(b)
DaVita Inc., Senior Notes	5.750%	8/15/22	2,218,000		2,258,201	(b)
DaVita Inc., Senior Notes	5.000%	5/1/25	20,000		18,900	(b)
HCA Inc., Debentures	7.500%	11/15/95	2,205,000		2,177,437	(b)
HCA Inc., Senior Secured Notes	5.250%	6/15/26	1,090,000		1,109,075	(b)
RegionalCare Hospital Partners Holdings, Inc., Senior Secured Notes	8.250%	5/1/23	1,480,000		1,576,200	(a)

Total Health Care Providers & Services					21,235,669

Pharmaceuticals - 4.8%
Bausch Health Cos. Inc., Senior Notes	7.500%	7/15/21	3,010,000		3,075,844	(a)(b)
Bausch Health Cos. Inc., Senior Notes	5.875%	5/15/23	840,000		809,970	(a)(b)
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	5,510,000		5,186,288	(a)(b)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	500,000		531,475	(a)(b)
Bausch Health Cos. Inc., Senior Secured Notes	7.000%	3/15/24	740,000		787,360	(a)(b)
Endo Finance LLC/Endo Finco Inc., Senior Notes	7.250%	1/15/22	540,000		513,000	(a)(b)
Endo Finance LLC/Endo Finco Inc., Senior Notes	5.375%	1/15/23	1,280,000		1,086,400	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	350,000	$336,278
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	1.700%	7/19/19	500,000	490,599
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	18,429,000	17,195,822

Total Pharmaceuticals				30,013,036

TOTAL HEALTH CARE				51,248,705

INDUSTRIALS - 7.7%
Aerospace & Defense - 0.6%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	2,380,000	2,403,776	(a)(b)
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	1,590,000	1,617,825	(a)(b)

Total Aerospace & Defense				4,021,601

Air Freight & Logistics - 0.4%
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,030,000	1,062,188	(a)(b)
XPO Logistics Inc., Senior Notes	6.125%	9/1/23	1,290,000	1,330,312	(a)(b)

Total Air Freight & Logistics				2,392,500

Airlines - 0.7%
Continental Airlines 2007-1 Class A Pass Through Trust	5.983%	4/19/22	3,506,774	3,701,399	(b)(d)
Delta Air Lines 2007-1 Class B Pass Through Trust	8.021%	8/10/22	764,266	841,717	(b)

Total Airlines				4,543,116

Building Products - 0.9%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	2,700,000	2,538,000	(a)(b)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	3,310,000	3,045,200	(a)(b)

Total Building Products				5,583,200

Commercial Services & Supplies - 0.5%
Brink’s Co., Senior Notes	4.625%	10/15/27	840,000	795,900	(a)(b)
United Rentals North America Inc., Senior Notes	4.625%	10/15/25	1,000,000	967,500	(b)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	1,900,000	1,779,502	(b)

Total Commercial Services & Supplies				3,542,902

Construction & Engineering - 0.4%
Brundage-Bone Concrete Pumping Inc., Senior Secured Notes	10.375%	9/1/23	2,380,000	2,540,650	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Machinery - 2.3%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	9,000,000	$8,392,500	(a)(b)
BlueLine Rental Finance Corp./BlueLine Rental LLC, Senior Secured Notes	9.250%	3/15/24	2,930,000	3,102,138	(a)(b)
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	1,760,000	1,823,800	(a)(b)
Park-Ohio Industries Inc., Senior Notes	6.625%	4/15/27	926,000	939,890	(b)

Total Machinery				14,258,328

Marine - 0.5%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US Inc., Senior Secured Notes	8.125%	11/15/21	3,610,000	2,978,250	(a)(b)

Trading Companies & Distributors - 1.2%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	6,545,000	6,258,656	(a)(b)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	1,205,000	1,150,414	(a)(b)

Total Trading Companies & Distributors				7,409,070

Transportation Infrastructure - 0.2%
Neovia Logistics Services LLC/Neovia Logistics Intermediate Finance Corp., Senior Notes (10.000% Cash or 10.750% PIK)	10.000%	4/1/20	689,885	410,482	(a)(e)
Neovia Logistics Services LLC/SPL Logistics Finance Corp., Senior Secured Notes	8.875%	8/1/20	1,005,000	886,912	(a)(b)

Total Transportation Infrastructure				1,297,394

TOTAL INDUSTRIALS				48,567,011

INFORMATION TECHNOLOGY - 2.7%
Internet Software & Services - 1.1%
Match Group Inc., Senior Notes	6.375%	6/1/24	1,170,000	1,241,663
Match Group Inc., Senior Notes	5.000%	12/15/27	6,060,000	5,715,337	(a)(b)

Total Internet Software & Services				6,957,000

Software - 0.7%
CDK Global Inc., Senior Notes	5.875%	6/15/26	2,490,000	2,558,475
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	2,020,000	2,055,350	(a)(b)

Total Software				4,613,825

Technology Hardware, Storage & Peripherals - 0.9%
Dell International LLC/EMC Corp., Senior Notes	5.875%	6/15/21	1,790,000	1,837,502	(a)(b)
Dell International LLC/EMC Corp., Senior Notes	7.125%	6/15/24	740,000	795,667	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Seagate HDD Cayman, Senior Notes	4.750%	6/1/23	1,700,000	$1,704,203	(b)
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	850,000	825,707	(b)
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	495,000	466,318	(b)

Total Technology Hardware, Storage & Peripherals				5,629,397

TOTAL INFORMATION TECHNOLOGY				17,200,222

MATERIALS - 9.0%
Chemicals - 0.7%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	700,000	813,750	(b)(i)
Braskem Netherlands Finance BV, Senior Notes	3.500%	1/10/23	1,290,000	1,240,025	(i)
Valvoline Inc., Senior Notes	5.500%	7/15/24	1,200,000	1,215,000	(b)
Valvoline Inc., Senior Notes	4.375%	8/15/25	1,160,000	1,094,750	(b)

Total Chemicals				4,363,525

Construction Materials - 0.2%
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,530,000	1,585,845	(a)(b)

Containers & Packaging - 2.3%
ARD Securities Finance SARL, Senior Secured Notes, (8.750% PIK)	8.750%	1/31/23	1,430,000	1,437,150	(a)(e)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	7.250%	5/15/24	580,000	606,825	(a)(b)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	2,430,000	2,378,362	(a)(b)
Berry Global Inc.	4.500%	2/15/26	3,350,000	3,157,375	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	920,000	1,005,680	(b)
Pactiv LLC, Senior Notes	8.375%	4/15/27	5,220,000	5,768,100	(b)

Total Containers & Packaging				14,353,492

Metals & Mining - 5.4%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	1,020,000	1,090,125	(a)(b)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	2,450,000	2,658,250	(a)(b)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	900,000	929,250	(a)(b)
Anglo American Capital PLC, Senior Notes	4.125%	4/15/21	590,000	593,679	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Anglo American Capital PLC, Senior Notes	4.875%	5/14/25	2,040,000	$2,052,406	(a)(b)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,200,000	3,624,000
Freeport-McMoRan Inc., Senior Notes	3.100%	3/15/20	30,000	29,737	(b)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	1,060,000	1,056,025	(b)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	760,000	738,150	(b)
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	1,870,000	2,010,250	(b)
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	910,000	878,150	(b)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	5,100,000	4,554,300	(b)
Hudbay Minerals Inc., Senior Notes	7.250%	1/15/23	1,180,000	1,219,825	(a)(b)
Hudbay Minerals Inc., Senior Notes	7.625%	1/15/25	1,690,000	1,753,375	(a)(b)
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,862,131	32,199	*(a)(m)
Northwest Acquisitions ULC/Dominion Finco Inc.	7.125%	11/1/22	1,340,000	1,340,000	(a)
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	2,780,000	3,068,425	(a)(b)
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	1,784,000	1,820,572
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,960,000	3,454,912	(b)
Vale SA	5.625%	9/11/42	830,000	856,975

Total Metals & Mining				33,760,605

Paper & Forest Products - 0.4%
Mercer International Inc., Senior Notes	6.500%	2/1/24	2,540,000	2,603,500	(b)

TOTAL MATERIALS				56,666,967

REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.3%
CoreCivic Inc., Senior Notes	4.125%	4/1/20	290,000	292,900	(b)
CoreCivic Inc., Senior Notes	5.000%	10/15/22	1,440,000	1,443,600	(b)
CoreCivic Inc., Senior Notes	4.625%	5/1/23	470,000	458,250	(b)
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	3,230,000	2,963,525	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	1,020,000	1,076,100	(b)
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,940,000	1,925,450	(b)

Total Equity Real Estate Investment Trusts (REITs)				8,159,825

Real Estate Management & Development - 0.4%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	2,290,000	2,238,475	(a)(b)

TOTAL REAL ESTATE				10,398,300

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
TELECOMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 3.3%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	2,250,000	$2,300,625	(a)(b)
Intelsat Jackson Holdings SA, Senior Secured Notes	8.000%	2/15/24	2,660,000	2,812,950	(a)(b)
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	2,660,000	2,676,625	(a)
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	700,000	679,000	(a)
Windstream Services LLC/Windstream Finance Corp., Senior Notes	7.750%	10/15/20	13,439,000	12,162,295	(b)

Total Diversified Telecommunication Services				20,631,495

Wireless Telecommunication Services - 7.1%
Altice France SA, Senior Secured Notes	6.000%	5/15/22	320,000	330,224	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	320,000	327,632	(a)(b)
CSC Holdings LLC, Senior Notes	10.125%	1/15/23	400,000	441,000	(a)(b)
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	2,510,000	2,597,850	(a)(b)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	5,649,000	6,566,962	(a)(b)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	2,200,000	2,123,000	(b)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,170,000	5,577,138	(b)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,200,000	7,331,400	(a)(b)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	2,300,000	2,409,250	(b)
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	4,285,000	5,034,875	(b)
Sprint Corp., Senior Notes	7.250%	9/15/21	4,400,000	4,636,500	(b)
Sprint Corp., Senior Notes	7.875%	9/15/23	110,000	117,700	(b)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	1,900,000	1,961,750	(b)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/26	310,000	325,888	(b)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	1,620,000	1,744,740	(i)
VEON Holdings BV, Senior Notes	7.504%	3/1/22	700,000	753,900	(a)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Senior Notes	7.748%	2/2/21	2,300,000	2,475,170	(a)

Total Wireless Telecommunication Services				44,754,979

TOTAL TELECOMMUNICATION SERVICES				65,386,474

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.8%
Electric Utilities - 1.1%
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	4,120,000	$2,925,200	(b)
Pampa Energia SA, Senior Notes	7.500%	1/24/27	2,680,000	2,525,900	(a)
Red Oak Power LLC, Senior Secured Notes	9.200%	11/30/29	1,170,000	1,338,187	(b)

Total Electric Utilities				6,789,287

Gas Utilities - 0.7%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.750%	3/1/25	3,080,000	2,956,800	(b)
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	1,770,000	1,659,375	(b)

Total Gas Utilities				4,616,175

TOTAL UTILITIES				11,405,462

TOTAL CORPORATE BONDS & NOTES (Cost - $564,799,483)				596,920,264

SENIOR LOANS - 20.4%
CONSUMER DISCRETIONARY - 11.4%
Auto Components - 0.9%
American Axle & Manufacturing Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.320%	4/6/24	5,574,601	5,565,309	(k)(n)(o)

Diversified Consumer Services - 0.3%
Weight Watchers International Inc., Term Loan B (1 mo. LIBOR + 4.750%)	6.850-7.090%	11/29/24	2,135,250	2,155,268	(k)(n)(o)

Hotels, Restaurants & Leisure - 5.7%
Aramark Services Inc., Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	12,027,453	12,068,803	(k)(n)(o)
Hilton Worldwide Finance LLC, Term Loan B2 (1 mo. LIBOR + 1.750%)	3.814%	10/25/23	11,203,504	11,250,424	(k)(n)(o)
Las Vegas Sands LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.827%	3/27/25	7,738,125	7,737,050	(k)(n)(o)(p)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.827%	5/30/25	4,640,000	4,656,157	(k)(n)(o)

Total Hotels, Restaurants & Leisure				35,712,434

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 2.0%
American Media Inc., Term Loan (3 mo. LIBOR + 8.000%)	10.334%	9/30/18	1,530,000	$1,514,700	(d)(k)(n)(o)
Charter Communications Operating, LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.080%	4/30/25	7,879,181	7,893,056	(k)(n)(o)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	3.875%	3/16/25	3,393,750	3,397,992	(k)(n)(o)

Total Media				12,805,748

Specialty Retail - 2.3%
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.100%	3/11/22	13,706,417	11,424,874	(k)(n)(o)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.250%)	4.330%	7/5/24	1,409,350	1,365,308	(d)(k)(n)(o)
Spencer Gifts LLC, Second Lien Term Loan (1 mo. LIBOR + 8.250%)	10.330%	6/29/22	2,070,000	1,547,325	(k)(n)(o)

Total Specialty Retail				14,337,507

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Initial Term Loan (1 mo. LIBOR + 5.500%)	7.810%	10/31/20	1,408,660	1,084,668	(k)(n)(o)

TOTAL CONSUMER DISCRETIONARY				71,660,934

ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (wind-down lender claim)	—	—	141,412	120,201	*(d)

Oil, Gas & Consumable Fuels - 0.3%
Chesapeake Energy Corp., Class A Loan (1 mo. LIBOR + 7.500%)	9.577%	8/23/21	1,350,000	1,415,391	(k)(n)(o)

TOTAL ENERGY				1,535,592

FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
Travelport Finance (Luxembourg) SARL, Term Loan (3 mo. LIBOR + 2.500%)	4.830%	3/17/25	2,780,000	2,780,348	(k)(n)(o)

INDUSTRIALS - 4.5%
Air Freight & Logistics - 2.9%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3	4.086%	1/15/25	16,528,671	16,435,781	(k)(n)(o)(p)
Delos Finance SARL, Term Loan B (1 mo. LIBOR + 1.750%)	4.084%	10/6/23	2,000,000	2,006,666	(k)(n)(o)

Total Air Freight & Logistics				18,442,447

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - 0.3%
United Airlines Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.827%	4/1/24	1,984,925	$1,986,165	(k)(n)(o)

Building Products - 0.2%
Pisces Midco Inc., Initial Term Loan (3 mo. LIBOR + 3.750%)	6.087%	4/12/25	890,000	892,642	(k)(n)(o)

Professional Services - 0.6%
Trans Union LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.076%	4/9/23	3,473,750	3,485,908	(k)(n)(o)

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., Term Loan B (1 mo. LIBOR + 2.250%)	4.347%	1/2/25	3,311,700	3,314,952	(k)(n)(o)

TOTAL INDUSTRIALS				28,122,114

INFORMATION TECHNOLOGY - 1.7%
IT Services - 0.9%
First Data Corp., 2024 USD Term Loan (1 mo. LIBOR + 2.000%)	4.069%	4/26/24	5,620,650	5,626,720	(d)(k)(n)(o)

Technology Hardware, Storage & Peripherals - 0.8%
Western Digital Corp., New Term Loan B4 (3 mo. LIBOR + 1.750%)	3.827%	4/29/23	4,987,500	4,994,253	(k)(n)(o)

TOTAL INFORMATION TECHNOLOGY				10,620,973

MATERIALS - 1.1%
Containers & Packaging - 1.1%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.077-4.086%	1/19/24	7,044,004	7,066,502	(k)(n)(o)

REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.827%	1/2/26	3,998,750	3,958,762	(d)(k)(n)(o)(p)

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
UnityMedia Hessen GmbH & Co. KG, Senior Facility B (1 mo. LIBOR + 2.250%)	4.322%	9/30/25	1,720,000	1,717,850	(k)(n)(o)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000%)	10.078%	2/7/23	821,730	828,920	(k)(n)(o)

TOTAL SENIOR LOANS (Cost - $130,266,311)				128,291,995

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 15.5%
Argentina - 3.5%
Argentina POM Politica Monetaria, (Argentina Central Bank 7 Day Repo Reference Rate)	41.961%	6/21/20	70,470,000	ARS	$2,581,705	(k)
Argentine Bonar Bonds, (Argentina BADLAR Private Deposit Rate + 2.500%)	35.737%	3/11/19	9,360,000	ARS	329,794	(k)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	1,860,000		1,870,695
Argentine Republic Government International Bond, Senior Notes	6.875%	1/26/27	5,440,000		4,964,000
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	6,110,000		5,166,769
Provincia de Buenos Aires	9.125%	3/16/24	2,980,000		2,920,430	(a)
Provincia de Buenos Aires	7.875%	6/15/27	5,000,000		4,450,050	(a)

Total Argentina					22,283,443

Brazil - 1.3%
Brazil Notas do Tesouro Nacional Serie F	10.000%	1/1/21	302,000	BRL	82,318
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	15,359,000	BRL	4,067,437
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	9,770,000	BRL	2,469,156
Brazilian Government International Bond, Senior Notes	4.250%	1/7/25	1,500,000		1,457,625

Total Brazil					8,076,536

Colombia - 1.6%
Colombia Government International Bond, Senior Notes	4.000%	2/26/24	1,500,000		1,506,375	(b)
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	8,500,000		8,298,125	(b)

Total Colombia					9,804,500

Ecuador - 1.3%
Ecuador Government International Bond	10.750%	3/28/22	4,770,000		5,176,642	(a)
Ecuador Government International Bond	9.650%	12/13/26	3,310,000		3,347,238	(a)

Total Ecuador					8,523,880

Guatemala - 0.4%
Guatemala Government Bond, Senior Notes	4.500%	5/3/26	2,370,000		2,326,937	(a)

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Honduras - 0.4%
Honduras Government International Bond, Senior Notes	6.250%	1/19/27	2,450,000		$2,529,037	(a)

Hungary - 0.3%
Hungary Government International Bond, Senior Notes	5.750%	11/22/23	1,658,000		1,808,525

Indonesia - 2.5%
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	6,860,000		6,853,023	(a)
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	4,750,000		4,723,599	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	4,200,000		4,061,875	(a)

Total Indonesia					15,638,497

Ivory Coast - 0.1%
Ivory Coast Government International Bond, Senior Notes	6.375%	3/3/28	480,000		468,133	(a)

Mexico - 0.7%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	4,500,000		4,525,313	(b)

Nigeria - 0.2%
Nigeria Government International Bond	6.500%	11/28/27	1,130,000		1,107,131	(i)

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	1,000,000		1,228,500

Russia - 1.5%
Russian Federal Bond - OFZ	7.050%	1/19/28	612,945,000	RUB	9,485,115

Turkey - 0.9%
Turkey Government International Bond, Senior Notes	4.250%	4/14/26	2,700,000		2,260,656
Turkey Government International Bond, Senior Notes	4.875%	10/9/26	2,000,000		1,722,414
Turkey Government International Bond, Senior Notes	11.875%	1/15/30	1,175,000		1,580,629	(b)

Total Turkey					5,563,699

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Uruguay - 0.4%
Uruguay Government International Bond	9.875%	6/20/22	20,190,000	UYU	$657,870	(i)
Uruguay Government International Bond	8.500%	3/15/28	72,770,000	UYU	2,088,934	(i)

Total Uruguay					2,746,804

Venezuela - 0.2%
Venezuela Government International Bond	7.750%	10/13/19	996,000		269,617	*(b)(h)(i)
Venezuela Government International Bond	8.250%	10/13/24	2,000,000		555,000	*(h)(i)
Venezuela Government International Bond, Senior Notes	9.375%	1/13/34	1,164,000		338,375	*(h)

Total Venezuela					1,162,992

TOTAL SOVEREIGN BONDS (Cost - $102,401,368)					97,279,042

			SHARES
COMMON STOCKS - 2.4%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Bossier Casino Venture Holdco Inc.			166,350		3,860,983	*(c)(d)

ENERGY - 1.5%
Energy Equipment & Services - 0.4%
Hercules Offshore Inc. (Escrow)			96,800		27,298	*(c)(d)
KCAD Holdings I Ltd.			533,873,172		2,474,502	*(c)(d)

Total Energy Equipment & Services					2,501,800

Oil, Gas & Consumable Fuels - 1.1%
Berry Petroleum Corp.			391,672		4,859,169	*
Blue Ridge Mountain Resources Inc.			416,831		2,334,254	*(c)(d)
MWO Holdings LLC			1,069		0	*(c)(d)

Total Oil, Gas & Consumable Fuels					7,193,423

TOTAL ENERGY					9,695,223

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer HoldCo, S.C.A.			104,256		421,194	*(c)(d)

UTILITIES - 0.2%
Electric Utilities - 0.2%
Panda Temple Power LLC			56,930		1,309,390	*(c)(d)

TOTAL COMMON STOCKS (Cost - $25,559,877)					15,286,790

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CONVERTIBLE BONDS & NOTES - 1.7%
CONSUMER DISCRETIONARY - 1.5%
Media - 1.5%
DISH Network Corp., Senior Notes	2.375%	3/15/24	5,940,000	$5,189,475	(b)
DISH Network Corp., Senior Notes	3.375%	8/15/26	740,000	674,107	(b)
Liberty Media Corp., Senior Notes	2.125%	3/31/48	2,130,000	2,150,689	(b)
Live Nation Entertainment Inc., Senior Notes	2.500%	3/15/23	1,360,000	1,432,050	(b)

Total Media				9,446,321

Specialty Retail - 0.0%
RH, Senior Notes	0.000%	6/15/23	150,000	138,312	(a)

TOTAL CONSUMER DISCRETIONARY				9,584,633

INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Twitter Inc., Senior Notes	1.000%	9/15/21	1,150,000	1,069,032	(b)
Twitter Inc., Senior Notes	0.250%	6/15/24	320,000	291,866	(a)(b)

TOTAL INFORMATION TECHNOLOGY				1,360,898

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $10,826,485)				10,945,531

			SHARES
PREFERRED STOCKS - 1.6%
FINANCIALS - 1.5%
Banks - 0.8%
GMAC Capital Trust I (3 mo. USD LIBOR + 5.785%)	8.128%		181,300	4,817,141	(k)

Diversified Financial Services - 0.7%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.709%		168,125	4,525,925	(b)(k)

TOTAL FINANCIALS				9,343,066

INDUSTRIALS - 0.1%
Marine - 0.1%
Tricer Tracking Preferred Equity Certificates (8.000% PIK)	8.000%		50,039,916	500,399	(c)(d)(e)

TOTAL PREFERRED STOCKS (Cost - $12,270,563)				9,843,465

			FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.3%
U.S. Government Obligations - 1.3%
U.S. Treasury Notes	2.750%	2/15/19	3,000,000	3,008,027
U.S. Treasury Notes	2.500%	5/31/20	100,000	99,725

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Notes	1.875%	12/15/20	750,000	$735,527
U.S. Treasury Notes	1.375%	5/31/21	1,250,000	1,203,052
U.S. Treasury Notes	2.125%	8/15/21	2,500,000	2,452,930
U.S. Treasury Notes	2.125%	3/31/24	1,000,000	960,488

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $8,480,070)				8,459,749

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Berry Petroleum Co., (6.000% Cash or 6.000% PIK) (Cost - $10,692)	6.000%		1,061	14,633	(e)(l)

TOTAL INVESTMENTS - 137.8% (Cost - $854,614,849)				867,041,469
Liabilities in Excess of Other Assets - (37.8)%				(238,042,136)

TOTAL NET ASSETS - 100.0%				$628,999,333

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(d)	Security is valued using significant unobservable inputs (Note 1).

(e)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	Value is less than $1.

(h)	The coupon payment on these securities is currently in default as of July 31, 2018.

(i)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(j)	Security has no maturity date. The date shown represents the next call date.

(k)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(l)	Restricted security (Note 2).

(m)	The maturity principal is currently in default as of July 31, 2018.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	All or a portion of this loan is unfunded as of July 31, 2018. The interest rate for fully unfunded term loans is to be determined.

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
OJSC	— Open Joint Stock Company
PIK	— Payment-In-Kind
RUB	— Russian Ruble
UYU	— Uruguayan Peso

See Notes to Schedule of Investments.

WESTERN ASSET HIGH INCOME FUND II INC.

Schedule of investments (unaudited) (cont’d)	July 31, 2018

At July 31, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	244,943	CAD	322,000	Barclays Bank PLC	10/18/18	$(2,925)
USD	1,202,923	CAD	1,580,000	Barclays Bank PLC	10/18/18	(13,325)
GBP	180,000	USD	239,184	Citibank N.A.	10/18/18	(2,125)
USD	765,079	EUR	649,000	Citibank N.A.	10/18/18	1,660
USD	986,300	EUR	836,658	Citibank N.A.	10/18/18	2,141
USD	2,636,552	GBP	1,987,151	Citibank N.A.	10/18/18	19,484

Total						$4,910

Abbreviations used in this table:

CAD	— Canadian Dollar
EUR	— Euro
GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset High Income Fund II Inc (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks to maximize current income by investing at least 80% of its net assets, plus any borrowings for investment purposes, in high-yield debt securities. As a secondary objective, the Fund seeks capital appreciation to the extent consistent with its objective of seeking to maximize current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments

Notes to Schedule of Investments (unaudited) (continued)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Consumer Discretionary	—	$115,867,417	$2,741,273		$118,608,690
Energy	—	120,756,529	0	*	120,756,529
Health Care	—	46,491,865	4,756,840		51,248,705
Industrials	—	44,865,612	3,701,399		48,567,011
Other Corporate Bonds & Notes	—	257,739,329	—		257,739,329
Senior Loans:
Consumer Discretionary	—	68,780,926	2,880,008		71,660,934
Energy	—	1,415,391	120,201		1,535,592
Information Technology	—	4,994,253	5,626,720		10,620,973
Real Estate	—	—	3,958,762		3,958,762
Other Senior Loans	—	40,515,734	—		40,515,734
Sovereign Bonds	—	97,279,042	—		97,279,042
Common Stocks:
Consumer Discretionary	—	—	3,860,983		3,860,983
Energy	—	4,859,169	4,836,054		9,695,223
Industrials	—	—	421,194		421,194
Utilities	—	—	1,309,390		1,309,390
Convertible Bonds & Notes	—	10,945,531	—		10,945,531
Preferred Stocks:
Financials	$9,343,066	—	—		9,343,066
Industrials	—	—	500,399		500,399
U.S. Government & Agency Obligations	—	8,459,749	—		8,459,749
Convertible Preferred Stocks	—	14,633	—		14,633

Total Investments	$9,343,066	$822,985,180	$34,713,223		$867,041,469

Other Financial Instruments:
Forward Foreign Currency Contracts	—	23,285	—		23,285

Total	$9,343,066	$823,008,465	$34,713,223		$867,064,754

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$18,375	—	$18,375

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF APRIL 30, 2018		ACCRUED PREMIUMS/ DISCOUNTS	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)[1]	PURCHASES
Corporate Bonds & Notes:
Consumer Discretionary	$2,647,579		—	—	—	$93,694
Energy	0	*	—	—	—	—
Health Care	4,756,840		$1,990	—	$(1,990)	—
Industrials	—		—	—	—	—
Senior Loans:
Consumer Discretionary	2,786,165		(3,210)	$(18)	133,246	—
Energy	129,100		10	7	1,554	—
Information Technology	—		—	—	—	—
Real Estate	—		—	—	—	—
Common Stocks:
Consumer Discretionary	2,871,201		—	—	989,782	—
Energy	6,308,022		—	—	(1,471,968)	—
Industrials	426,407		—	—	(5,213)	—
Utilities	1,081,670		—	—	227,720	—
Preferred Stocks:
Industrials	500,399		—	—	—	—

Total	$21,507,383		$(1,210)	$(11)	$(126,869)	$93,694

Notes to Schedule of Investments (unaudited) (continued)

INVESTMENTS IN SECURITIES (CONT’D)	SALES	TRANSFERS INTO LEVEL 3[2]	TRANSFERS OUT OF LEVEL 3[3]	BALANCE AS OF JULY 31, 2018		NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FOR INVESTMENTS IN SECURITIES STILL HELD AT JULY 31, 2018[1]
Corporate Bonds & Notes:
Consumer Discretionary	—	—	—	$2,741,273		—
Energy	—	—	—	0	*	—
Health Care	—	—	—	4,756,840		$(1,990)
Industrials	—	$3,701,399	—	3,701,399		—
Senior Loans:
Consumer Discretionary	$(3,550)	1,514,700	$(1,547,325)	2,880,008		(47,530)
Energy	(10,470)	—	—	120,201		1,554
Information Technology	—	5,626,720	—	5,626,720		—
Real Estate	—	3,958,762	—	3,958,762		—
Common Stocks:
Consumer Discretionary	—	—	—	3,860,983		989,782
Energy	—	—	—	4,836,054		(1,471,968)
Industrials	—	—	—	421,194		(5,213)
Utilities	—	—	—	1,309,390		227,720
Preferred Stocks:
Industrials	—	—	—	500,399		—

Total	$(14,020)	$14,801,581	$(1,547,325)	$34,713,223		$(307,645)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

Notes to Schedule of Investments (unaudited) (continued)

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment (e.g., broker quotes, pricing services, net asset values).

	Fair Value at 7/31/18 (000’s)	Valuation Technique(s)	Unobservable Input(s)	Range/Weighted Average	Impact to Valuation from an Increase in Input*
Corporate Bonds & Notes	$2,741	Market Approach	Average EV/EBITDA Multiple	9.78x	Increase
			EV/Revenue vs EBITDA Margin Multiple	2.22x	Increase
			EV/Tangible Assets vs EBITDA/Tangible Assets Multiple	2.21x	Increase
			Liquidity Discount	4.03%	Decrease
Common Stock	3,861	Market Approach	EV/EBITDA Multiple	9.24x	Increase

*

This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Notes to Schedule of Investments (unaudited) (continued)

2. Restricted securities

The following Fund investments are restricted as to resale.

SECURITY	NUMBER OF SHARES/ FACE AMOUNT	ACQUISITION DATE	COST	VALUE AT 7/31/2018	VALUE PER SHARE/UNIT	PERCENT OF NET ASSETS
Berry Petroleum Co., Convertible Preferred Stock	1,061	2/17	$10,692	$14,633	$13.79	0.00%
BioScrip Inc., First Lien Notes, 8.224%, due 6/30/22	$4,552,000	6/17	4,514,762	4,756,840	104.50	0.76

			$4,525,454	$4,771,473		0.76%

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset High Income Fund II Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 24, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 24, 2018